Land Use Rights	12 Months Ended
Sep. 30, 2025
Land Use Rights [Abstract]
LAND USE RIGHTS

NOTE 7 – LAND USE RIGHTS

Land use rights as of September 30, 2025 and 2024 consisted of the following:

	2025	2024
Land use rights, cost	$4,944,307	$5,015,749
Less: accumulated amortization	(730,771)	(642,591)
Land use rights, net	$4,213,536	$4,373,158

Amortization expense was $28,780, $73,726 and $58,778 for the years ended September 30, 2025, 2024 and 2023, respectively.

As of September 30, 2025 and 2024, the Company pledged land use rights to secure banking facilities granted to the Company. The carrying values of the pledged land use rights to secure bank borrowings by the Company are shown in Note 12.